OTHER PAYABLES AND ACCRUALS	12 Months Ended
Jun. 30, 2026
Other Payables And Accruals
OTHER PAYABLES AND ACCRUALS

16.	OTHER PAYABLES AND ACCRUALS

As of June 30, 2025 and 2026, the Company’s other payables and accruals are as follows:

	As of June 30,
	2025	2026	2026
	JPY’000	JPY’000	US$’000
Accrued staff costs	100,609	59,610	367
Consumption tax payable	57,660	13,192	81
Payable to project investors (a)	77,578	—	—
Accrued advertising expenses	17,799	10,019	62
Accrued expenses	17,302	21,848	134
Accrued rental expenses	11,542	9,303	57
Withholding tax	8,925	9,753	60
Accrued travel and transportation expenses	3,867	3,590	22
Unused annual leave	6,905	7,547	46
Others	3,009	2,512	19
Total	305,196	137,374	848

Note:

(a)	Payable to project investors refers to the project cooperation fund obtained from the active investors. As agreed upon by the investors, the fund will be utilized for specific entertainment events, and gain or loss will be recorded as receivable or payable when the event is completed. With the investor’s permission, the fund will be utilized for other specific entertainment events. The balances were fully settled during the year ended June 30, 2026.

TRYHARD HOLDINGS LIMITED AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS